Income Taxes (Tables) (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Income Tax Expense (Benefits)

Income tax expense (benefits)

	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(286,823)	(83,588)
Tax credit calculated at statutory tax rate	(71,706)	(20,897)
Effect of different tax rates in other countries	112	-
Others	71,594	20,897
	-	-

Income tax expense (benefits)

	2019	2018
Loss before tax	$(284,655)	$(89,455)
Tax credit calculated at statutory tax rate	(71,164)	(22,364)
Expenses not deductible for tax purposes	27,933)	22,364
Effect of different tax rates in other countries	112	-
Others	43,119	-
	$-	$-

Huale Group Co. Limited [Member]
Schedule of Income Tax Expense (Benefits)

Income tax expense (benefits)

	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(245,480)	(28,265)
Tax credit calculated at statutory tax rate	(61,370)	(7,066)
Effect of different tax rates in other countries	56	-
Others	61,314	7,066
	-	-